Long-Term Debt and Revolving Credit Facility (Details) (USD $)	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended								0 Months Ended	1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 ABL revolving credit facility	Mar. 31, 2013 ABL revolving credit facility	Mar. 31, 2012 ABL revolving credit facility	Dec. 31, 2012 ABL revolving credit facility	Dec. 31, 2011 ABL revolving credit facility	Dec. 27, 2012 ABL revolving credit facility	Mar. 31, 2013 ABL revolving credit facility Base rate	Dec. 31, 2012 ABL revolving credit facility Base rate	Mar. 31, 2013 ABL revolving credit facility LIBOR	Dec. 31, 2012 ABL revolving credit facility LIBOR	Dec. 27, 2012 Letter of Credit	Mar. 08, 2013 11.25% Senior Secured Notes	Oct. 31, 2009 11.25% Senior Secured Notes	Oct. 01, 2009 11.25% Senior Secured Notes
Debt Instrument
Principal amount issued														$ 30,000,000	$ 200,000,000
Initial offering price as percentage of the principal amount														102.00%		95.454%
Interest on Senior Secured Notes (as a percent)																11.25%
Revolving credit financing								125,000,000					20,000,000
Line of Credit Facility - Term			5 years
Line of credit facility term specified as period prior to the maturity of notes			120 days
Interest Rate of Wells Fargo's, Basis Points (as a percent)									1.50%	1.50%	2.50%	2.50%
Line of Credit Fees Capitalized								5,642,000								7,815,000
Line of Credit Fees Capitalized2																8,966,000
Amortization of Capitalized Fees into Expense	924,000	2,613,000
Amount drawn on ABL Facility				80,863,000	65,551,000	316,717,000	274,026,000
Payment on ABL Facility				90,000,000	85,535,000	326,792,000	253,777,000
Available Credit under ABL Facility			74,342,000	88,136,000		74,342,000
Availability threshold for fixed charge coverage ratio financial covenant to be operational				$ 25,000,000		$ 25,000,000